Leases - Lease-Related Balances (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease expense	$ 304	$ 285	$ 571	$ 397
Financing lease expense	13	0
Short-term lease expense	25	46	27	1
Total lease expense	342	331	598	398
Cash paid for leases	$ 628	$ 260
Cash paid for leases			$ 557	$ 399
Weighted-average remaining lease term – operating leases (years)	3 years 2 months 12 days	2 years	1 year 6 months 29 days	2 years 5 months 1 day
Weighted-average discount rate – operating leases	4.39%	4.46%	4.47%	4.45%